Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Leases

The components of rental expense were summarized as follows:

	For the year ended December 31,
	2024	2023
Operating lease cost	229,718,169	279,526,257
Variable lease cost	20,286,865	22,664,025
Short-term lease cost	-	200,917
Total rental expense	250,005,034	302,391,199

Amounts reported in the consolidated balance sheet as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023
Assets
Operating lease right-of-use assets	493,308,393	785,437,497

Liabilities
Current
Current operating lease liabilities	178,115,199	189,834,647
Non-current
Non-current operating lease liabilities	380,075,128	653,658,810
Total operating lease liabilities	558,190,327	843,493,457

Other information related to operating leases for the years ended December 31, 2024 and 2023 were as follows:

	For the year ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities	204,719,215	256,087,221
Right-of-use assets obtained in exchange for new lease liabilities	16,855,171	151,906,824

	As of December 31,
	2024	2024
Weighted-average remaining lease term (years)	3.45	4.33
Weighted-average discount rate	6.01%	6.23%

Schedule of Maturities of operating lease liabilities

Maturities of operating lease liabilities under non-cancellable leases as of December 31, 2024 are as follows:

Operating lease commitments
2025	221,893,350
2026	171,661,494
2027	127,871,950
2028	84,508,746
2029	40,062,445
Thereafter	29,047,903

Total undiscounted lease payments	675,045,888

Less: imputed interest	(116,855,561)

Total lease liabilities	558,190,327